Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Shepherd's Finance, LLC
Entity Central Index Key	0001544190
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company